Expense Example - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - Select Telecommunications Portfolio - Select Telecommunications Portfolio
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954